Corporate Information	12 Months Ended
Jun. 30, 2023
Corporate Information [Abstract]
CORPORATE INFORMATION

1. CORPORATE INFORMATION

New Pacific Metals Corp. along with its subsidiaries (collectively, the “Company” or “New Pacific”) is a Canadian mining issuer engaged in exploring and developing mineral properties in Bolivia. The Company is in the stage of exploring and advancing the development of its mineral properties and has not yet determined if they contain economically recoverable mineral reserves. The underlying value and the recoverability of the amounts shown for mineral property interests are entirely dependent upon the existence of recoverable mineral reserves, the ability of the Company to obtain the necessary financing to complete the exploration and development of the mineral properties, and future profitable production or proceeds from the disposition of the mineral property interests.

The Company is publicly listed on the Toronto Stock Exchange (“TSX”) under the symbol “NUAG” and on the NYSE American stock exchange (“NYSE-A”) under the symbol “NEWP”. The head office, registered address and records office of the Company are located at 1066 Hastings Street, Suite 1750, Vancouver, British Columbia, Canada, V6E 3X1.